UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust
 (Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
 (Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF
(formerly known as ValueShares U.S. Quantitative Value ETF)

Alpha Architect International Quantitative Value ETF
(formerly known as ValueShares International Quantitative Value ETF)

Alpha Architect U.S. Quantitative Momentum ETF
(formerly known as MomentumShares U.S. Quantitative Momentum ETF)

Alpha Architect International Quantitative Momentum ETF
(formerly known as MomentumShares International Quantitative Momentum ETF)

Alpha Architect Value Momentum Trend ETF

Semi-Annual Report

March 31, 2018

ALPHA ARCHITECT ETF TRUST

Tabular Presentation of Schedule of Investments
As of March 31, 2018 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF
Sector[1]	% Net Assets
Manufacturing	40.3%
Retail Trade	32.0%
Information	9.7%
Finance and Insurance	7.7%
Consumer Staples	2.6%
Mining, Quarrying, and Oil and Gas Extraction	2.5%
Professional, Scientific, and Technical Services	2.5%
Administrative and Support and Waste Management and Remediation Services	2.4%
Other Assets	0.3%
Total	100.0%

Alpha Architect International Quantitative Value ETF
Sector[1]	% Net Assets
Consumer Discretionary	38.7%
Materials	10.9%
Industrials	9.2%
Metal Ore Mining	4.6%
Information Technology	4.4%
Telecommunication Services	4.1%
Retail	2.8%
Software	2.6%
Household Products	2.5%
Electrical Equipment	2.4%
Wholesale Trade	2.4%
Consumer Staples	2.3%
Financials	2.3%
Construction	2.2%
Automobile & Components	2.0%
Machinery	1.9%
Health Care	1.9%
Energy Equipment and Services	1.7%
Other Assets	1.1%
Total	100.0%

[1]	Sector designations may be different than the sector designations presented in other Fund materials.

Tabular Presentation of Schedule of Investments
As of March 31, 2018 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF
Sector[1]	% Net Assets
Manufacturing	42.0%
Finance and Insurance	15.7%
Construction	7.5%
Wholesale Trade	6.4%
Information	6.3%
Consumer Discretionary	5.8%
Administrative and Support and Waste Management and Remediation Services	3.9%
Accommodation and Food Services	3.4%
Transportation and Warehousing	2.2%
Professional, Scientific, and Technical Services	2.2%
Industrials	1.9%
Other Services (except Public Administration)	1.7%
Other Assets	1.0%
Total	100.0%

Alpha Architect International Quantitative Momentum ETF
Sector[1]	% Net Assets
Industrials	24.1%
Financials	15.2%
Consumer Discretionary	11.6%
Information Technology	11.2%
Consumer Staples	8.5%
Materials	6.1%
HealthCare	5.0%
Wholesale Trade	2.3%
Automobile & Components	2.3%
Information Technology Services	2.3%
Beverages	2.2%
Air Transportation	2.2%
Construction	2.2%
Telecom Services	2.1%
Gaming	1.8%
Other Assets	0.9%
Total	100.0%

Alpha Architect Value Momentum Trend ETF
Sector[1]	% Net Assets
Exchange Traded Funds	100.0%

[1]	Sector designations may be different than the sector designations presented in other Fund materials.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Alumina and Aluminum Production and Processing - 2.5%
70,767	Alcoa Corp. (a)	$3,181,684
Business Support Services - 2.4%
13,954	Alliance Data Systems Corp.	2,970,248
Cable and Other Subscription Programming - 2.4%
95,382	Viacom, Inc.	2,962,565
Clothing Stores - 5.0%
162,326	American Eagle Outfitters, Inc.	3,235,157
94,585	The Gap, Inc.	2,951,052
		6,186,209
Communications Equipment Manufacturing - 2.6%
44,824	InterDigital, Inc.	3,299,046
Computer and Peripheral Equipment Manufacturing - 7.4%
134,863	HP, Inc.	2,956,197
125,630	Juniper Networks, Inc.	3,056,578
35,890	Western Digital Corp.	3,311,570
		9,324,345
Department Stores - 5.2%
49,287	Kohl’s Corp.	3,228,791
107,979	Macy’s, Inc.	3,211,296
		6,440,087
Electronics and Appliance Stores - 2.4%
42,352	Best Buy Co., Inc.	2,964,217
Food Products - 2.6%
27,529	Sanderson Farms, Inc.	3,276,502
Health and Personal Care Stores - 4.8%
48,167	CVS Health Corp.	2,996,469
43,389	Express Scripts Holding Co. (a)	2,997,312
		5,993,781
Home Furnishings Stores - 5.1%
147,383	Bed Bath & Beyond, Inc.	3,093,569
61,552	Williams-Sonoma, Inc.	3,247,484
		6,341,053
Insurance Carriers - 5.2%
12,064	Humana, Inc.	3,243,165
16,746	WellCare Health Plans, Inc. (a)	3,242,528
		6,485,693
Jewelry, Luggage, and Leather Goods Stores - 2.0%
64,312	Signet Jewelers Ltd. (b)	2,477,298
Metal Ore Mining - 2.5%
177,812	Freeport-McMoRan, Inc. (a)	3,124,157
Motor Vehicle Body and Trailer Manufacturing - 5.1%
142,222	Gentex Corp.	3,273,950
27,238	Thor Industries, Inc.	3,137,000
		6,410,950
Motor Vehicle Manufacturing - 5.0%
85,749	General Motors Co.	3,116,119
47,021	PACCAR, Inc.	3,111,380
		6,227,499
Motor Vehicle Parts Manufacturing - 5.3%
66,407	BorgWarner, Inc.	3,335,624
17,556	Lear Corp.	3,266,996
		6,602,620
Newspaper, Periodical, Book, and Directory Publishers - 2.3%
251,614	TEGNA, Inc.	2,865,884

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments, continued
March 31, 2018 (Unaudited)

Shares		Value
Nondepository Credit Intermediation - 2.5%
125,104	H&R Block, Inc.	3,178,893
Other General Merchandise Stores - 2.0%
58,668	Big Lots, Inc.	2,553,818
Other Telecommunications - 2.5%
66,660	Verizon Communications, Inc.	3,187,681
Pharmaceutical and Medicine Manufacturing - 2.5%
41,062	Gilead Sciences, Inc.	3,095,664
Radio and Television Broadcasting - 2.5%
60,624	CBS Corp.	3,115,467
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 4.9%
101,735	Huntsman Corp.	2,975,749
29,688	LyondellBasell Industries NV (b)	3,137,428
		6,113,177
Scientific Research and Development Services - 2.5%
11,278	Biogen, Inc. (a)	3,088,142
Semiconductor and Other Electronic Component Manufacturing - 4.9%
73,949	Cirrus Logic, Inc. (a)	3,004,548
59,746	Micron Technology, Inc. (a)	3,115,156
		6,119,704
Shoe Stores - 2.8%
78,356	Foot Locker, Inc.	3,568,332
Sporting Goods, Hobby, and Musical Instrument Stores - 2.8%
100,881	Dicks Sporting Goods, Inc.	3,535,879
	TOTAL COMMON STOCKS (Cost $125,377,300)	$124,690,595

	TOTAL INVESTMENTS (Cost $125,377,300) - 99.7%	$124,690,595
	Other Assets in Excess of Liabilities - 0.3%	403,151
	TOTAL NET ASSETS - 100.0%	$125,093,746

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 98.9%
Australia - 11.2%
200,988	BlueScope Steel Ltd.	$2,329,423
223,373	Crown Resorts Ltd.	2,177,115
535,737	Fortescue Metals Group Ltd.	1,781,675
35,912	Rio Tinto Ltd.	2,005,224
765,453	South32 Ltd.	1,893,056
		10,186,493
Cayman Islands - 2.3%
2,028,504	WH Group Ltd.	2,160,801
Denmark - 4.7%
22,903	Pandora A/S	2,456,404
25,675	Vestas Wind Systems A/S	1,821,397
		4,277,801
France - 4.9%
86,227	Peugeot SA	2,074,218
19,691	Renault SA	2,386,538
		4,460,756
Germany - 2.3%
21,206	Covestro AG	2,083,783
Hong Kong - 2.0%
202,079	China Mobile Ltd.	1,852,613
Japan - 52.0%
39,800	ABC-MART, Inc.	2,603,336
40,500	Aisin Seiki Co., Ltd.	2,184,766
183,300	Daicel Corp.	1,987,953
109,300	Fujitsu General Ltd.	1,942,449
724,700	GungHo Online Entertainment, Inc.	2,370,148
140,600	Haseko Corp.	2,134,007
46,900	Hitachi High-Technologies Corp.	2,186,213
267,000	Hitachi Ltd.	1,914,832
184,000	KAJIMA CORP.	1,706,762
74,900	KDDI Corp.	1,904,440
124,500	KINDEN Corp.	2,058,132
44,600	Miraca Holdings, Inc.	1,739,486
175,100	NHK SPRING Co., Ltd.	1,852,945
212,000	Nissan Motor Co., Ltd.	2,180,668
151,600	Obayashi Corp.	1,647,005
108,300	Sekisui House Ltd.	1,966,408
18,100	Shimamura Co., Ltd.	2,241,981
173,300	Shimizu Corp.	1,526,076
46,000	Sumitomo Heavy Industries, Ltd.	1,729,242
37,900	Suzuki Motor Corp.	2,031,331
35,300	Taisei Corp.	1,784,822
733,000	Toshiba Corp. (a)	2,107,965
91,800	TOSOH CORP.	1,781,561
107,500	Toyota Boshoku Corp.	2,191,321
		47,773,849
Jersey - 2.1%
119,514	WPP PLC	1,898,951
Norway - 1.6%
119,025	Subsea 7 SA	1,522,204

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments, continued
March 31, 2018 (Unaudited)

Shares		Value
United Kingdom - 15.8%
104,471	Anglo American PLC	2,434,569
240,476	Barratt Developments PLC	1,789,501
505,703	Kingfisher PLC	2,075,287
54,626	Persimmon PLC	1,938,995
240,996	Redrow PLC	2,013,484
777,909	Taylor Wimpey PLC	2,014,731
42,374	The Berkeley Group Holdings PLC	2,252,583
		14,519,150
	TOTAL COMMON STOCKS (Cost $86,767,876)	$90,736,401

	TOTAL INVESTMENTS (Cost $86,767,876) - 98.9%	$90,736,401
	Other Assets in Excess of Liabilities - 1.1%	1,012,116
	TOTAL NET ASSETS - 100.0%	$91,748,517

Percentages are stated as a percent of net assets.

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open. Price changes of securities in those foreign markets were immaterial to the Fund.  The Fund's securities were valued at the official closing price the last day the New York Stock Exchange was open to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

(a) Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%
Aerospace Product and Parts Manufacturing - 3.7%
13,225	Spirit AeroSystems Holdings, Inc.	$1,106,933
3,429	The Boeing Company	1,124,301
		2,231,234
Auto Components - 1.8%
43,267	Dana Holding Corp.	1,114,558
Basic Chemical Manufacturing - 2.0%
11,032	Westlake Chemical Corp.	1,226,207
Beverage Manufacturing - 1.8%
12,378	National Beverage Corp.	1,101,890
Business Support Services - 3.9%
21,694	Atlassian Corp. PLC (a)(b)	1,169,740
15,632	PayPal Holdings, Inc. (a)	1,186,000
		2,355,740
Computer and Peripheral Equipment Manufacturing - 4.4%
5,101	Arista Networks, Inc. (a)	1,302,285
27,292	Square, Inc. (a)	1,342,767
		2,645,052
Data Processing, Hosting, and Related Services - 2.1%
28,918	Match Group, Inc. (a)	1,285,116
Footwear Manufacturing - 1.9%
12,555	Deckers Outdoor Corp. (a)	1,130,327
Freight Transportation Arrangement - 2.2%
12,977	XPO Logistics, Inc. (a)	1,321,188
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 2.1%
16,711	SiteOne Landscape Supply, Inc. (a)	1,287,415
Industrial Machinery Manufacturing - 2.0%
21,636	Applied Materials, Inc.	1,203,178
Machinery - 1.9%
7,769	Caterpillar, Inc.	1,144,995
Management, Scientific, and Technical Consulting Services - 2.2%
15,598	2U, Inc. (a)	1,310,700
Medical Equipment and Supplies Manufacturing - 8.0%
4,528	ABIOMED, Inc. (a)	1,317,603
4,744	Align Technology, Inc. (a)	1,191,361
9,404	Inogen, Inc. (a)	1,155,187
2,906	Intuitive Surgical, Inc. (a)	1,199,684
		4,863,835
Multiline Retail - 2.0%
18,872	Kohl’s Corp.	1,236,305
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 3.9%
21,376	Cognex Corp.	1,111,338
27,508	Teradyne, Inc.	1,257,391
		2,368,729
Nondepository Credit Intermediation - 7.8%
3,801	Credit Acceptance Corp. (a)	1,255,888
19,905	Green Dot Corp. (a)	1,277,105
26,205	Houlihan Lokey, Inc.	1,168,743
3,293	LendingTree, Inc. (a)	1,080,598
		4,782,334

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments, continued
March 31, 2018 (Unaudited)

Shares		Value
Other Financial Investment Activities - 3.8%
9,493	Ferrari NV	1,144,096
10,867	T Rowe Price Group, Inc.	1,173,310
		2,317,406
Other Personal Services - 1.8%
16,707	Weight Watchers International, Inc. (a)	1,064,570
Pharmaceutical and Medicine Manufacturing - 6.4%
10,276	AbbVie, Inc.	972,623
14,232	Nektar Therapeutics (a)	1,512,292
18,929	Sarepta Therapeutics, Inc. (a)	1,402,450
		3,887,365
Plastics Product Manufacturing - 2.0%
10,529	Proto Labs, Inc. (a)	1,237,684
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 4.3%
17,049	New Relic, Inc. (a)	1,263,672
12,679	Paycom Software, Inc. (a)	1,361,598
		2,625,270
Residential Building Construction - 7.5%
26,477	DR Horton, Inc.	1,160,752
390	NVR, Inc. (a)	1,092,000
41,421	PulteGroup, Inc.	1,221,505
25,485	Toll Brothers, Inc.	1,102,226
		4,576,483
Restaurants and Other Eating Places - 1.5%
13,169	Wayfair, Inc. (a)	889,303
Securities and Commodity Contracts Intermediation and Brokerage - 2.0%
17,677	Interactive Brokers Group, Inc.	1,188,601
Securities and Commodity Exchanges - 2.0%
10,901	Cboe Global Markets, Inc.	1,243,804
Semiconductor and Other Electronic Component Manufacturing - 5.9%
4,947	IPG Photonics Corp. (a)	1,154,531
6,417	Lam Research Corp.	1,303,677
4,976	NVIDIA Corp.	1,152,392
		3,610,600
Software Publishers - 4.2%
5,997	Adobe Systems, Inc. (a)	1,295,832
8,019	IAC/InterActiveCorp (a)	1,254,011
		2,549,843
Specialty Retail - 2.0%
16,986	Best Buy Co., Inc.	1,188,850
Traveler Accommodation - 1.9%
8,533	Marriott International, Inc. of Maryland	1,160,317
	TOTAL COMMON STOCKS (Cost $57,235,337)	$60,148,899

	TOTAL INVESTMENTS (Cost $57,235,337) - 99.0%	$60,148,899
	Other Assets in Excess of Liabilities - 1.0%	602,929
	TOTAL NET ASSETS - 100.0%	$60,751,828

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.1%
Cayman Islands - 2.0%
1,216,787	WH Group Ltd.	$1,296,145
European Union - 2.2%
39,532	Fevertree Drinks PLC	1,459,793
France - 6.5%
119,003	Air France-KLM (a)	1,319,311
18,355	Faurecia	1,484,282
3,050	Kering	1,459,118
		4,262,711
Germany - 11.4%
43,783	Deutsche Lufthansa AG	1,397,461
82,820	Evotec AG (a)	1,620,305
14,304	Fraport AG Frankfurt Airport Services Worldwide	1,409,790
9,615	Siltronic AG	1,641,522
12,319	Wirecard AG	1,453,948
		7,523,026
Hong Kong - 9.2%
2,449,830	China Jinmao Holdings Group Ltd.	1,395,328
377,769	China Resources Beer Holdings Co., Ltd.	1,636,583
171,055	Galaxy Entertainment Group Ltd.	1,552,935
323,540	Kerry Properties Ltd.	1,457,304
		6,042,150
Italy - 2.2%
121,743	FinecoBank Banca Fineco SpA	1,463,235
Japan - 53.3%
41,400	Asahi Intecc Co Ltd.	1,651,642
94,700	Bic Camera, Inc.	1,488,073
26,100	Ci:z Holdings Co., Ltd.	1,292,674
56,000	COMSYS Holdings, Corp.	1,467,825
23,800	DAIFUKI CO., LTD.	1,384,540
7,700	KOSE Corp.	1,598,543
55,600	Kyowa Exeo Corp.	1,465,702
66,500	Minebea Co.	1,401,809
53,000	MISUMI Group, Inc.	1,441,990
53,800	Miura Co., Ltd.	1,719,092
36,200	Nabtesco Corp.	1,386,354
81,400	Nexon Co., Ltd. (a)	1,368,588
44,200	Nihon M&A Center Inc.	1,509,957
69,700	Nihon Unisys Ltd.	1,489,571
3,400	Nintendo Co., Ltd.	1,490,945
24,800	Open House Co., Ltd.	1,507,974
14,600	Oriental Land Co., Ltd.	1,480,513
30,200	OTSUKA Corp.	1,521,282
33,900	Pola Orbis Holdings, Inc.	1,400,221
52,300	Relo Group, Inc.	1,441,623
32,300	Showa Denko KK	1,325,027
33,700	Sumitomo Metal Mining Co., Ltd.	1,369,790
88,700	Tokai Carbon Co., Ltd.	1,291,258
32,500	Yaskawa Electric Corp.	1,441,662
		34,936,655
Jersey - 2.1%
29,962	Wizz Air Holdings PLC (a)	1,367,871

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments, continued
March 31, 2018 (Unaudited)

Shares		Value
Spain - 2.1%
9,518	Masmovil Ibercom SA (a)	1,405,372
Sweden - 1.8%
21,141	Evolution Gaming Group AB	1,158,099
Switzerland - 2.0%
79,009	GAM Holding AG	1,326,459
United Kingdom - 4.3%
65,159	easyJet PLC	1,466,800
100,316	Intermediate Capital Group PLC	1,382,097
		2,848,897
	TOTAL COMMON STOCKS (Cost $62,334,831)	$65,090,413

	TOTAL INVESTMENTS (Cost $62,334,831) - 99.1%	$65,090,413
	Other Assets in Excess of Liabilities - 0.9%	590,150
	TOTAL NET ASSETS - 100.0%	$65,680,563

Percentages are stated as a percent of net assets.

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open. Price changes of securities in those foreign markets were immaterial to the Fund. The Fund’s securities were valued at the official closing price the last day the New York Stock Exchange was open to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

(a) Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.8%
734,183	Alpha Architect U.S. Quantitative Value ETF (a)(b)	$22,172,326
679,184	Alpha Architect International Quantitative Value ETF (a)(b)	22,175,358
755,848	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	22,614,972
854,054	Alpha Architect International Quantitative Momentum ETF (a)(b)	26,501,296
	TOTAL INVESTMENT COMPANIES (Cost $87,834,993)	93,463,952

	TOTAL INVESTMENTS (Cost $87,834,993) - 99.8%	$93,463,952
	Other Assets in Excess of Liabilities - 0.2%	165,607
	TOTAL NET ASSETS - 100.0%	$93,629,559

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $65,424,604.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$124,690,595	$90,736,401
Cash	259,004	267,584
Dividends and interest receivable	228,622	806,197
Total Assets	125,178,221	91,810,182
Liabilities:
Accrued investment advisory fees	84,475	61,665
Total Liabilities	84,475	61,665
Net Assets	$125,093,746	$91,748,517

Net Assets Consist of:
Capital Stock	$125,228,412	$84,594,822
Undistributed Net Investment Income	150,246	185,227
Undistributed Net Realized Gain	401,793	2,999,943
Net Unrealized Appreciation (Depreciation) on:
Investments	(686,705)	(235,170)
Foreign currency	—	4,203,695
Net assets	$125,093,746	$91,748,517

Calculation of Net Asset Value Per Share:
Net Assets	$125,093,746	$91,748,517
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,150,000	2,850,000
Net Asset Value, Redemption Price and Offering Price per Share	$30.14	$32.19

Cost of Investments	$125,377,300	$86,767,876

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$60,148,899	$65,090,413
Cash	630,135	473,642
Dividends and interest receivable	12,511	159,357
Spot receivable	—	86
Total Assets	60,791,545	65,723,498
Liabilities:
Accrued investment advisory fees	39,717	42,935
Total Liabilities	39,717	42,935
Net Assets	$60,751,828	$65,680,563

Net Assets Consist of:
Capital Stock	$57,297,532	$62,020,871
Accumulated Net Investment Loss	(19,504)	(162,733)
Undistributed Net Realized Gain	560,238	1,066,843
Net Unrealized Appreciation (Depreciation) on:
Investments	2,913,562	2,335,506
Foreign currency	—	420,076
Net assets	$60,751,828	$65,680,563

Calculation of Net Asset Value Per Share:
Net Assets	$60,751,828	$65,680,563
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,050,000	2,150,000
Net Asset Value, Redemption Price and Offering Price per Share	$29.64	$30.55

Cost of Investments	$57,235,337	$62,334,831

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$93,463,952
Cash	240,144
Total Assets	93,704,096
Liabilities:
Distribution payable	71,589
Other liabilities	2,948
Total Liabilities	74,537
Net Assets	$93,629,559

Net Assets Consist of:
Capital Stock	$88,001,673
Undistributed Net Investment Income	1,875
Accumulated Net Realized Loss	(2,948)
Net Unrealized Appreciation (Depreciation) on:
Investments	5,628,959
Net assets	$93,629,559

Calculation of Net Asset Value Per Share:
Net Assets	$93,629,559
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,200,000
Net Asset Value, Redemption Price and Offering Price per Share	$29.26

Cost of Investments	$87,834,993

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $70,531, respectively)	$1,059,333	$1,053,741
Total investment income	1,059,333	1,053,741

Expenses:
Investment advisory fees	387,959	312,102
Total expenses	387,959	312,102

Net Investment Income	671,374	741,639

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(784,688)	(741,638)
In-kind redemptions	12,711,041	5,014,804
Foreign currency	—	(1,697)
	11,926,353	4,271,469
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(5,101,283)	(6,899,417)
Foreign currency	—	2,855,667
	(5,101,283)	(4,043,750)
Net realized and unrealized gain (loss) on investments	6,825,070	227,719
Net increase (decrease) in net assets resulting from operations	$7,496,444	$969,358

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $16,396, respectively)	$172,188	$180,413
Total investment income	172,188	180,413

Expenses:
Investment advisory fees	191,692	214,372
Total expenses	191,692	214,372

Net Investment Loss	(19,504)	(33,959)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(1,567,514)	(1,466,453)
In-kind redemptions	5,411,284	6,164,494
Foreign currency	—	(18,744)
	3,843,770	4,679,297
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(537,642)	(1,283,460)
Foreign currency	—	527,796
	(537,642)	(755,664)
Net realized and unrealized gain (loss) on investments	3,306,128	3,923,633
Net increase (decrease) in net assets resulting from operations	$3,286,624	$3,889,674

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$358,956
Total investment income	358,956

Expenses:
Investment advisory fees	141,769
Total expenses	141,769
Less: Reimbursement of expenses from Advisor (Note 3)	(141,769)
Net expenses	—

Net Investment Income	358,956

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	(2,948)
(2,948)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments in affiliates	3,079,384
3,079,384
Net realized and unrealized gain (loss) on investments	3,076,436
Net increase (decrease) in net assets resulting from operations	$3,435,392

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$671,374	$809,225	$741,639	$1,074,503
Net realized gain on investments	11,926,353	3,612,837	4,271,469	5,994,822
Change in net unrealized appreciation (depreciation) on investments	(5,101,283)	6,487,685	(4,043,750)	6,210,315
Net increase in net assets resulting from operations	7,496,444	10,909,747	969,358	13,279,640

Distributions to Shareholders:
Net investment income	(558,896)	(771,457)	(914,606)	(865,181)
Total distributions to shareholders	(558,896)	(771,457)	(914,606)	(865,181)

Capital Share Transactions:
Proceeds from shares sold	109,782,950	62,358,390	46,187,445	41,949,060
Payments for shares redeemed	(66,191,805)	(53,411,855)	(23,048,060)	(21,563,830)
Net increase (decrease) in net assets from net change in capital share transactions	43,591,145	8,946,535	23,139,385	20,385,230
Total increase in net assets	50,528,693	19,084,825	23,194,137	32,799,689
Net Assets:
Beginning of period	74,565,053	55,480,228	68,554,380	35,754,691
End of period	$125,093,746	$74,565,053	$91,748,517	$68,554,380
Undistributed Net Investment Income, End of Period	$150,246	$37,768	$185,227	$358,194

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,750,000	2,400,000	2,150,000	1,450,000
Shares sold	3,550,000	2,450,000	1,400,000	1,450,000
Shares reinvested	—	—	—	—
Shares repurchased	(2,150,000)	(2,100,000)	(700,000)	(750,000)
Shares outstanding, end of period	4,150,000	2,750,000	2,850,000	2,150,000

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(19,504)	$73,298	$(33,959)	$334,063
Net realized gain on investments	3,843,770	914,472	4,679,297	2,278,443
Change in net unrealized appreciation (depreciation) on investments	(537,642)	2,317,795	(755,664)	2,229,132
Net increase in net assets resulting from operations	3,286,624	3,305,565	3,889,674	4,841,638

Distributions to Shareholders:
Net investment income	—	(74,945)	(299,340)	(246,459)
Return of capital	—	(15,320)	—	—
Total distributions to shareholders	—	(90,265)	(299,340)	(246,459)

Capital Share Transactions:
Proceeds from shares sold	54,685,100	44,827,445	69,857,117	61,879,498
Payments for shares redeemed	(36,590,035)	(32,004,375)	(51,534,180)	(42,115,260)
Net increase (decrease) in net assets from net change in capital share transactions	18,095,065	12,823,070	18,322,937	19,764,238
Total increase in net assets	21,381,689	16,038,370	21,913,271	24,359,417

Net Assets:
Beginning of period	39,370,139	23,331,769	43,767,292	19,407,875
End of period	$60,751,828	$39,370,139	$65,680,563	$43,767,292
Undistributed Net Investment Income (Loss), End of Period	$(19,504)	$—	$(162,733)	$170,566

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,450,000	950,000	1,550,000	750,000
Shares sold	1,850,000	1,750,000	2,300,000	2,400,000
Shares reinvested	—	—	—	—
Shares repurchased	(1,250,000)	(1,250,000)	(1,700,000)	(1,600,000)
Shares outstanding, end of period	2,050,000	1,450,000	2,150,000	1,550,000

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect Value Momentum Trend ETF
	Six Months Ended March 31, 2018 (Unaudited)	For the period May 3, 2017 through September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$358,956	$137,507
Net realized loss on investments	(2,948)	—
Change in net unrealized appreciation (depreciation) on investments	3,079,384	2,549,575
Net increase in net assets resulting from operations	3,435,392	2,687,082

Distributions to Shareholders:
Net investment income	(358,958)	(135,630)
Return of capital		(1,877)
Total distributions to shareholders	(358,958)	(137,507)

Capital Share Transactions:
Proceeds from shares sold	49,908,875	38,094,675
Payments for shares redeemed	—	—
Net increase (decrease) in net assets from net change in capital share transactions	49,908,875	38,094,675
Total increase in net assets	52,985,309	40,644,250

Net Assets:
Beginning of period	40,644,250	—
End of period	$93,629,559	$40,644,250
Undistributed Net Investment Income, End of Period	$1,875	$1,877

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,500,000	—
Shares sold	1,700,000	1,500,000
Shares reinvested	—	—
Shares repurchased	—	—
Shares outstanding, end of period	3,200,000	1,500,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights
March 31, 2018 (Unaudited)

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (,000)	Net Expenses[3,4]	Total Expenses[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2018 (Unaudited)	$27.11	$0.20	$3.00	$3.20	$(0.17)	$—	$(0.17)	$30.14	11.76%	$125,094	0.79%	0.79%	1.37%	11%
Year ended September 30, 2017	$23.12	$0.32	$3.98	$4.30	$(0.31)	$—	$(0.31)	$27.11	18.71%	$74,565	0.79%	0.79%	1.28%	81%
Year ended September 30, 2016	$23.09	$0.33	$0.03	$0.36	$(0.33)	$—	$(0.33)	$23.12	1.58%	$55,480	0.79%	0.79%	1.46%	74%
October 22, 2014[6] to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	0.79%	1.17%	69%
Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2018 (Unaudited)	$31.89	$0.31	$0.37	$0.68	$(0.38)	$—	$(0.38)	$32.19	2.13%	$91,749	0.79%	0.79%	1.88%	10%
Year ended September 30, 2017	$24.66	$0.62	$7.13	$7.75	$(0.52)	$—	$(0.52)	$31.89	31.77%	$68,554	0.79%	0.79%	2.18%	44%
Year ended September 30, 2016	$23.16	$0.46	$1.38	$1.84	$(0.34)	$—	$(0.34)	$24.66	8.00%	$35,755	0.79%	0.79%	1.95%	119%
December 17, 2014[6] to September 30, 2015	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	0.79%	2.67%	33%
Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2018 (Unaudited)	$27.15	$(0.01)	$2.50	$2.49	$—	$—	$—	$29.64	9.15%	$60,752	0.79%	0.79%	(0.08%)	33%
Year ended September 30, 2017	$24.56	$0.06	$2.61	$2.67	$(0.07)	$(0.01)	$(0.08)	$27.15	10.90%	$39,370	0.79%	0.79%	0.24%	168%
December 2, 2015[6] to September 30, 2016	$25.00	$0.05	$(0.45)	$(0.40)	$(0.04)	$—	$(0.04)	$24.56	(1.58%)	$23,332	0.79%	0.79%	0.28%	213%
Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2018 (Unaudited)	$28.24	$(0.02)	$2.50	$2.48	$(0.17)	$—	$(0.17)	$30.55	8.78%	$65,681	0.79%	0.79%	(0.13%)	37%
Year ended September 30, 2017	$25.88	$0.28	$2.26	$2.54	$(0.18)	$—	$(0.18)	$28.24	9.90%	$43,767	0.79%	0.79%	1.11%	105%
December 23, 2015[6,7] to September 30, 2016	$25.00	$0.18	$0.81	$0.99	$(0.11)	$—	$(0.11)	$25.88	3.96%	$19,408	0.79%	0.79%	0.93%	217%
Alpha Architect Value Momentum Trend ETF
Six Months Ended March 31, 2018 (Unaudited)	$27.10	$0.16	$2.16	$2.32	$(0.16)	$—	$(0.16)	$29.26	8.59%	$93,630	0.00%	0.45%	1.14%	0%
May 3, 2017[6,7] to September 30, 2017	$25.00	$0.13	$2.06	$2.19	$(0.09)	$—	$(0.09)	$27.10	8.77%	$40,644	0.00%	0.45%	1.27%	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
[3]	For periods of less than one year, these ratios are annualized.
[4]	Net expenses include effects of any reimbursement or recoupment.
[5]	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
[6]	Commencement of operations.
[7]	Both Alpha Architect International Quantitative Momentum ETF and Alpha Architect Value Momentum Trend ETF paid a return of capital of less than $.005.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually the “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF and Alpha Architect International Quantitative Value ETF are considered diversified under the 1940 Act. In contrast, each of Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF and Alpha Architect Value Momentum Trend ETF is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of each Fund’s particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF*	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF*	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF*	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF*	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

*Effective January 31, 2018, the ValueShares U.S. Quantitative Value ETF, the ValueShares International Quantitative Value ETF, the MomentumShares U.S. Quantitative Momentum ETF, and the MomentumShares International Quantitative Momentum ETF changed their names to Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, respectively.

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by Empowered Funds, LLC (“Adviser”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker -dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2018, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2018:

Alpha Architect U.S. Quantitative Value ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$124,690,595	$—	$—	$124,690,595
Total Investments in Securities	$124,690,595	$—	$—	$124,690,595

Alpha Architect International Quantitative Value ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$90,736,401	$—	$—	$90,736,401
Total Investments in Securities	$90,736,401	$—	$—	$90,736,401

Alpha Architect U.S. Quantitative Momentum ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$60,148,899	$—	$—	$60,148,899
Total Investments in Securities	$60,148,899	$—	$—	$60,148,899

Alpha Architect International Quantitative Momentum ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$65,090,413	$—	$—	$65,090,413
Total Investments in Securities	$65,090,413	$—	$—	$65,090,413

Alpha Architect Value Momentum Trend ETF

Description*	Level 1	Level 2	Level 3	Total
Investment Companies	$93,463,952	$—	$—	$93,463,952
Total Investments in Securities	$93,463,952	$—	$—	$93,463,952

*For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended March 31, 2018, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.
Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2018, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2018, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

J.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year and period ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$—	$(6,064,908)	$6,064,908
Alpha Architect International Quantitative Value ETF	(35,754)	(4,469,591)	4,505,345
Alpha Architect U.S. Quantitative Momentum ETF	15,320	(3,841,113)	3,825,793
Alpha Architect International Momentum ETF	82,962	(5,788,680)	5,705,718
Alpha Architect Value Momentum Trend ETF	1,877	—	(1,877)

K.
Subsequent Events. In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to March 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

The Adviser serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds in exchange for a single unitary management fee. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.79%
Alpha Architect International Quantitative Value ETF	0.79%
Alpha Architect U.S. Quantitative Momentum ETF	0.79%
Alpha Architect International Quantitative Momentum ETF	0.79%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has contractually agreed to waive the unitary management fee of 0.45% for the Alpha Architect Value Momentum Trend ETF at least until January 31, 2019. The fee waived is not subject to recoupment.

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

As of March 31, 2018, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	%
Alpha Architect U.S. Quantitative Value ETF	77,607	1.87%
Alpha Architect International Quantitative Value ETF	80,808	2.84%
Alpha Architect U.S. Quantitative Momentum ETF	80,033	3.90%
Alpha Architect International Quantitative Momentum ETF	66,680	3.10%

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2018, purchases and sales of securities for the Funds, excluding short-term securities and in -kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$77,132,986	$11,291,298
Alpha Architect International Quantitative Value ETF	30,377,681	7,803,889
Alpha Architect U.S. Quantitative Momentum ETF	49,229,662	16,058,690
Alpha Architect International Quantitative Momentum ETF	68,826,914	20,322,044
Alpha Architect Value Momentum Trend ETF	122,960	—

For the fiscal period ended March 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$43,663,103	$66,121,175
Alpha Architect International Quantitative Value ETF	23,187,557	22,963,270
Alpha Architect U.S. Quantitative Momentum ETF	20,913,820	36,484,857
Alpha Architect International Quantitative Momentum ETF	18,297,224	49,294,047
Alpha Architect Value Momentum Trend ETF	49,735,522	—

There were no purchases or sales of U.S. Government securities during the fiscal period ended March 31, 2018.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying investee funds have the same investment adviser.  The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated investee funds during the fiscal period ended March 31, 2018:

	Value, beginning of period	Purchases	Proceeds from Sales	Net Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions

Alpha Architect U.S. Quantitative Value ETF	$9,334,889	$12,066,943	$—	$—	$770,494	$22,172,326	$91,591	$—
Alpha Architect International Quantitative Value ETF	10,194,048	11,984,596	—	—	(3,286)	22,175,358	176,291	—
Alpha Architect U.S. Quantitative Momentum ETF	9,620,501	11,835,813	—	—	1,158,658	22,614,972	—	—
Alpha Architect International Quantitative Momentum ETF	11,376,649	13,971,130	—	—	1,153,517	26,501,296	91,074	—
	$40,526,087	$49,858,482	$—	$—	$3,079,383	$93,463,952	$358,956	$—

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments for federal income tax purposes at March 31, 2018 were as follows*:

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Tax cost of investments	$125,377,300	$86,767,876
Gross unrealized appreciation	5,806,239	4,901,745
Gross unrealized depreciation	(6,492,944)	(933,220)
Net unrealized appreciation/(depreciation)	$(686,705)	$3,968,525

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Tax cost of investments	$57,235,337	$62,334,831
Gross unrealized appreciation	4,342,497	3,930,045
Gross unrealized depreciation	(1,428,935)	(1,174,463)
Net unrealized appreciation/(depreciation)	$2,913,562	$2,755,582

Alpha Architect
Value Momentum
Trend ETF
Tax cost of investments	$87,834,993
Gross unrealized appreciation	5,628,959
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	$5,628,959

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

As of September 30, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Net unrealized appreciation	$4,280,531	$7,665,261
Undistributed ordinary income	37,768	673,240
Undistributed long-term gain	—	—
Total distributable earnings	37,768	673,240
Other accumulated gain (loss)	(11,390,513)	(1,239,558)
Total accumulated gain (loss)	$(7,072,214)	$7,098,943

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Net unrealized appreciation	$3,450,573	$3,442,255
Undistributed ordinary income	—	237,579
Undistributed long-term gain	—	—
Total distributable earnings	—	237,579
Other accumulated gain (loss)	(3,282,901)	(3,610,476)
Total accumulated gain (loss)	$167,672	$69,358

ALPHA ARCHITECT ETF TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Alpha Architect
Value Momentum
Trend ETF
Net unrealized appreciation	$2,549,575
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	1,877
Total accumulated gain (loss)	$2,551,452

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the year ended September 30, 2017, the Funds did not defer any qualified late year losses.

At September 30, 2017, the Funds had the following capital loss carryforwards:

	Unlimited	Unlimited
	Short-Term	Long-Term
Alpha Architect U.S. Quantitative Value ETF	$8,281,216	$3,109,297
Alpha Architect International Quantitative Value ETF	—	1,239,558
Alpha Architect U.S. Quantitative Momentum ETF	3,282,901	—
Alpha Architect International Quantitative Momentum ETF	3,610,476	—
Alpha Architect Value Momentum Trend ETF	—	—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2018 and fiscal year ended September 30, 2017, were as follows:

	Period Ended	Fiscal
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017

	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$558,896	$771,457
Alpha Architect International Quantitative Value ETF	914,606	865,181
Alpha Architect U.S. Quantitative Momentum ETF	—	74,945
Alpha Architect International Quantitative Momentum ETF	299,340	246,459
Alpha Architect Value Momentum Trend ETF	358,958	135,630

The Alpha Architect U.S. Quantitative Momentum ETF and the Alpha Architect Value Momentum Trend ETF paid a return of capital of $15,320 and $1,877, respectively, during the fiscal year and period ended September 30, 2017.

NOTE 8 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 11, 2016, the Audit Committee of the Board of Trustees of Alpha Architect ETF Trust (the “Trust”) accepted the appointment of Spicer Jefferies LLP as the Trust’s independent registered public accounting firm to audit the Trust’s financial statements for the year ending September 30, 2017.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The audit reports of Baker Tilly on the financial statements of the Trust for the two fiscal years ended September 30, 2015 and September 30, 2016 did not contain an adverse opinion or disclaimer of opinion, nor was either report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Trust’s two fiscal years ended September 30, 2015 and September 30, 2016, through November 11, 2016, there were no disagreements with Baker Tilly on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Baker Tilly, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports on the Trust’s financial statements for such years.

During the Trust’s two fiscal years ended September 30, 2015 and September 30, 2016, through November 11, 2016, there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended.

The Trust requested that Baker Tilly furnish it with a letter addressed to the Securities and Exchange Commission (“SEC”) stating whether or not it agrees with the above statements. A copy of Baker Tilly’s response was filed as an Exhibit to the Trust’s Form N-SAR with the SEC on May 26, 2017.

NOTE 9 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

Effective February 1, 2017, each of the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF changed its principal investment strategy from an “active management” investment approach to a “passive management” (also known as indexing) investment approach designed to track the performance, before fees and expenses, of each Fund’s index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC, doing business as Alpha Architect, and licensed to Empowered Funds, LLC, the Funds’ investment adviser and an indirect subsidiary of Alpha Architect.

NOTE 10 – OTHER INFORMATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates have been incorporated in the Funds’ financial statements and have no impact on any of the Funds’ net assets or results of operations.

NOTE 11 – SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred, subsequent to March 31, 2018, that would require recognition or disclosure in the Funds’ financial statements.

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Period Ended September 30, 2015		Fiscal Period Ended September 30, 2015

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.11%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.90%	29	11.46%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Period Ended September 30, 2016		Fiscal Period Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.37%
0.00% to 0.249%	65	30.81%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	1	0.40%	10	3.98%
0.75% to 0.999%	1	0.40%	24	9.56%
0.50% to 0.749%	2	0.80%	45	17.93%
0.25% to 0.499%	19	7.57%	67	26.69%
0.00% to 0.249%	113	45.02%	55	21.91%
-0.001% to -0.249%	101	40.24%	26	10.36%
-0.25% to -0.499%	12	4.78%	12	4.78%
-0.50% to -0.749%	2	0.80%	4	1.59%
-0.75% to -0.999%	0	0.00%	4	1.59%
-1.00% or more	0	0.00%	4	1.59%
	251	100.00%	251	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	5	1.99%	6	2.39%
0.75% to 0.999%	4	1.59%	31	12.35%
0.50% to 0.749%	9	3.59%	44	17.53%
0.25% to 0.499%	22	8.76%	61	24.30%
0.00% to 0.249%	82	32.67%	51	20.32%
-0.001% to -0.249%	81	32.27%	24	9.56%
-0.25% to -0.499%	23	9.16%	20	7.97%
-0.50% to -0.749%	13	5.18%	11	4.38%
-0.75% to -0.999%	6	2.39%	2	0.80%
-1.00% or more	6	2.39%	1	0.40%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect Value Momentum Trend ETF
	Fiscal Period Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	2	1.89%
0.25% to 0.499%	24	22.64%
0.00% to 0.249%	58	54.72%
-0.001% to -0.249%	17	16.04%
-0.25% to -0.499%	5	4.72%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	106	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Period Ended March 31, 2018		Fiscal Period Ended March 31, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	8	6.45%
0.75% to 0.999%	0	0.00%	9	7.26%
0.50% to 0.749%	1	0.81%	24	19.35%
0.25% to 0.499%	7	5.65%	28	22.58%
0.00% to 0.249%	85	68.55%	24	19.35%
-0.001% to -0.249%	30	24.19%	16	12.90%
-0.25% to -0.499%	1	0.81%	6	4.84%
-0.50% to -0.749%	0	0.00%	4	3.23%
-0.75% to -0.999%	0	0.00%	0	0.00%
-1.00% or more	0	0.00%	5	4.03%
	124	100.00%	124	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Period Ended March 31, 2018		Fiscal Period Ended March 31, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	4	3.23%	17	13.71%
0.75% to 0.999%	4	3.23%	15	12.10%
0.50% to 0.749%	6	4.84%	20	16.13%
0.25% to 0.499%	10	8.06%	32	25.81%
0.00% to 0.249%	36	29.03%	14	11.29%
-0.001% to -0.249%	34	27.42%	11	8.87%
-0.25% to -0.499%	14	11.29%	5	4.03%
-0.50% to -0.749%	6	4.84%	3	2.42%
-0.75% to -0.999%	5	4.03%	2	1.61%
-1.00% or more	5	4.03%	5	4.03%
	124	100.00%	124	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect Value Momentum Trend ETF
	Fiscal Period Ended March 31, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.81%
0.50% to 0.749%	3	2.42%
0.25% to 0.499%	22	17.74%
0.00% to 0.249%	72	58.06%
-0.001% to -0.249%	18	14.52%
-0.25% to -0.499%	3	2.42%
-0.50% to -0.749%	2	1.61%
-0.75% to -0.999%	2	1.61%
-1.00% or more	1	0.81%
	124	100.00%

ALPHA ARCHITECT ETF TRUST
Expense Example
March 31, 2018 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

Expense Example
March 31, 2018 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Alpha Architect U.S. Quantitative Value ETF
Actual	0.79%	$1,000.00	$1,117.60	$4.17
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98

Alpha Architect International Quantitative Value ETF
Actual	0.79%	1,000.00	1,021.30	3.98
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98

Alpha Architect U.S. Quantitative Momentum ETF
Actual	0.79%	1,000.00	1,091.50	4.12
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98

Alpha Architect International Quantitative Momentum ETF
Actual	0.79%	1,000.00	1,087.80	4.11
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98

Alpha Architect Value Momentum Trend ETF[1]
Actual	0.45%	1,000.00	1,085.90	2.34
Hypothetical (5% annual return before expenses)	0.45%	1,000.00	1,022.69	2.27

* The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

1 The advisor has waived 100% of the management fee.

ALPHA ARCHITECT ETF TRUST

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	93.50%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2017 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	30.60%

SHORT TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2017. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$94,253	$0.0438	100.00%
Alpha Architect International Quantitative Momentum ETF	54,811	0.0354	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance and Dornsife Fellow, Drexel University, LeBow College of Business (2003 – present); Faculty Advisor, Dragon Fund, Drexel University, LeBow College of Business (2007 –present); Wilhelm Mueller-Foundation Visiting Professor of Finance, University of Mannheim, Germany (2011 – 2012).	5	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 - present); Co-founder and CEO, Apptempo (2013 - 2015); Head of Product, DataMinr (2011 - 2013); Fund of Funds analyst, Merrill Lynch (2005 - 2009).	5	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	5	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on November 10, 2017 to consider the approval of the Advisory Agreement between the Trust, on behalf of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF (the “Funds”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s services in light of Funds’ change from active to passive management.

Performance. The Board considered the relative performance information for each of the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds.

Alpha Architect U.S. Quantitative Value ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in cheap high-quality U.S. stocks. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Quantitative Value Index. In addition, the Fund is benchmarked against the S&P 500 Value Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

Alpha Architect International Quantitative Value ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in cheap high-quality international stocks. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the Fund tracks a proprietary index called the Alpha Architect International Quantitative Value Index. In addition, the Fund is benchmarked against the MSCI EAFE Value Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in high-quality U.S. stocks with positive momentum. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect Quantitative Momentum Index. In addition, the Fund is benchmarked against the S&P 500 Growth Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

Alpha Architect International Quantitative Momentum ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in high-quality international stocks with positive momentum. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect International Quantitative Momentum Index. In addition, the Fund is benchmarked against the MSCI EAFE Growth Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the proposed advisory fee and estimated expense ratio for each Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to other exchange-traded funds. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s proposed management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Costs and Profitability. The Board further considered information regarding the estimated profits to be realized by the Adviser in connection with providing services to the Funds. The Board recognized that, due to the Funds being recently launched, it was difficult to estimate how profitable the Funds would be to the Adviser. The Board, however, reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser did not have any affiliates that might benefit from Fund operations.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fees for each Fund do not include breakpoints, but concluded that it was premature – as the Funds were recently launched – to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY
(Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “opting out” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
5251 South Quebec Street
Greenwood Village, CO 80111

Legal Counsel
Pellegrino, LLC
4 East Cherry Street
Wenonah, N.J. 08090

Alpha Architect U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF
Symbol – QMOM
CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF
Symbol – IMOM
CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF
Symbol – VMOT
CUSIP – 02072L508

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title  /s/  Wesley Gray
 Wesley Gray, President, Principal Executive Officer

Date   May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date  May 18, 2018

By (Signature and Title)*  /s/  John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date  May 18, 2018

* Print the name and title of each signing officer under his or her signature.